Other income	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Other income
Note 6. Other income

	Consolidated
	2021 A$’000	2020 A$’000	2019 A$’000

Net foreign exchange gain	—	5	—
Payroll tax rebate	2	2	—
Subsidies and grants	—	20	9
Reimbursement of expenses	—	—	25
Research and development rebate	—	968	1,431

Other income	2	995	1,465